Risks and Uncertainties (Details Textual) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 2,032,000	$ 2,008,000	$ 1,193,000	$ 1,434,000	$ 948,000	$ 820,000	$ 641,000	$ 253,000	$ 1,160,000	$ 5,620,000	$ 3,575,000	$ 5,583,000	$ 2,874,000
NYCDEP [Member]
Billed Contracts Receivable	1,500,000									1,500,000
Proceds From Billed Contracts										13,300,000
Revenue										$ 14,800,000
Percentage Of Revenues Effect On Contracts Termination	63.00%									81.00%		80.00%